Loss Per Share (Details Narrative) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Earnings per share basic and diluted	$ (0.00)	$ (0.02)	$ (0.01)
Weighted average number of shares basic and diluted		54,690,611	36,824,519
Common stock, shares authorized		299,000,000	299,000,000
Common stock, shares issued		76,412,359	41,906,790
Common stock, shares outstanding		76,412,359	41,906,790
Shares to be issued		6,831,489
Warrants convertible shares		12,436,301
Conversion of stock		12,436,301
Debt conversion of shares		3,448,025
Total underlying common shares		15,884,326